Document and Entity Information	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	Invitation Homes Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38004
Entity Tax Identification Number	90-0939055
Entity Address Address Line 1	5420 LBJ Freeway
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	972
Local Phone Number	421-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	INVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001687229